Debt (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Restricted Group [Member] Restricted Group Revolving Loan Facility [Member]	Dec. 31, 2010 Restricted Group [Member] Extended Revolving Loan Facility [Member]	Dec. 31, 2009 Restricted Group [Member] Extended Revolving Loan Facility [Member]	Dec. 31, 2010 Restricted Group [Member] Term A-1 Loan Facility [Member]	Dec. 31, 2009 Restricted Group [Member] Term A-1 Loan Facility [Member]	Dec. 31, 2010 Restricted Group [Member] Term A-3 Extended Loan Facility [Member]	Dec. 31, 2009 Restricted Group [Member] Term A-3 Extended Loan Facility [Member]	Dec. 31, 2010 Restricted Group [Member] Term B Loan Facility [Member]	Dec. 31, 2009 Restricted Group [Member] Term B Loan Facility [Member]	May 27, 2009 Restricted Group [Member] Term B Loan Facility [Member]	Dec. 31, 2010 Restricted Group [Member] Term B-2 Extended Loan Facility [Member]	Dec. 31, 2009 Restricted Group [Member] Term B-2 Extended Loan Facility [Member]	May 27, 2009 Restricted Group [Member] Term B-2 Extended Loan Facility [Member]	Dec. 31, 2010 Restricted Group [Member] Term B-3 Extended Loan Facility [Member]	Dec. 31, 2009 Restricted Group [Member] Term B-3 Extended Loan Facility [Member]	Dec. 31, 2010 Restricted Group [Member] Restricted Group Credit Facility Debt [Member]	Dec. 31, 2009 Restricted Group [Member] Restricted Group Credit Facility Debt [Member]	Dec. 31, 2010 Newsday Holdings LLC [Member] Fixed Term Rate Loan Facility [Member]	Dec. 31, 2009 Newsday Holdings LLC [Member] Fixed Term Rate Loan Facility [Member]	Dec. 31, 2010 Newsday Holdings LLC [Member] Floating Term Rate Loan Facility [Member]	Dec. 31, 2009 Newsday Holdings LLC [Member] Floating Term Rate Loan Facility [Member]	Dec. 31, 2010 Newsday Holdings LLC [Member] Newsday Credit Facility Debt [Member]	Dec. 31, 2009 Newsday Holdings LLC [Member] Newsday Credit Facility Debt [Member]	Dec. 31, 2009 Bresnan Cable [Member]	Dec. 31, 2010 Bresnan Cable [Member] Restricted Group Credit Facility Debt [Member]	Dec. 31, 2009 Bresnan Cable [Member] Restricted Group Credit Facility Debt [Member]	Dec. 31, 2010 Bresnan Cable [Member] Term Loan Facility [Member]	Dec. 31, 2009 Bresnan Cable [Member] Term Loan Facility [Member]	Dec. 31, 2010 Bresnan Cable [Member] Bresnan Cable Revolving Loan Facility [Member]	Dec. 31, 2010 Bresnan Cable [Member] Bresnan Cable Credit Facility Debt [Member]	Dec. 31, 2010 Bresnan Cable [Member] Senior Notes Due December 2018 [Member]	Dec. 31, 2009 Bresnan Cable [Member] Senior Notes Due December 2018 [Member]	Dec. 31, 2010 CSC Holdings [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due July 2008 [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due July 2009 [Member]	Dec. 31, 2010 CSC Holdings [Member] August 2009 Debentures [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due July 2009 and August 2009 Debentures [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due April 2011 [Member]	Dec. 31, 2009 CSC Holdings [Member] Senior Notes Due April 2011 [Member]	Dec. 31, 2010 CSC Holdings [Member] CSC Holdings Senior Notes Due April 2012 [Member]	Dec. 31, 2009 CSC Holdings [Member] CSC Holdings Senior Notes Due April 2012 [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due April 2014 [Member]	Dec. 31, 2009 CSC Holdings [Member] Senior Notes Due April 2014 [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due June 2015 [Member]	Dec. 31, 2009 CSC Holdings [Member] Senior Notes Due June 2015 [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due February 2018 [Member]	Dec. 31, 2009 CSC Holdings [Member] Senior Notes Due February 2018 [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due July 2018 [Member]	Dec. 31, 2009 CSC Holdings [Member] Senior Notes Due July 2018 [Member]	Dec. 31, 2010 CSC Holdings [Member] Senior Notes Due February 2019 [Member]	Dec. 31, 2009 CSC Holdings [Member] Senior Notes Due February 2019 [Member]	Dec. 31, 2010 CSC Holdings [Member] Subtotal [Member]	Dec. 31, 2009 CSC Holdings [Member] Subtotal [Member]	Dec. 31, 2010 Cablevision [Member]	Dec. 31, 2009 Cablevision [Member]	Dec. 31, 2008 Cablevision [Member]	Dec. 31, 2010 Cablevision [Member] Senior Notes Due April 2009 [Member]	Dec. 31, 2009 Cablevision [Member] Senior Notes Due April 2009 [Member]	Dec. 31, 2010 Cablevision [Member] Cablevision Senior Notes Due April 2012 [Member]	Dec. 31, 2009 Cablevision [Member] Cablevision Senior Notes Due April 2012 [Member]	Dec. 31, 2010 Cablevision [Member] Senior Notes Due September 2017 [Member]	Dec. 31, 2009 Cablevision [Member] Senior Notes Due September 2017 [Member]	Dec. 31, 2010 Cablevision [Member] Senior Notes Due April 2018 [Member]	Dec. 31, 2009 Cablevision [Member] Senior Notes Due April 2018 [Member]	Dec. 31, 2010 Cablevision [Member] Senior Notes Due April 2020 [Member]	Dec. 31, 2009 Cablevision [Member] Senior Notes Due April 2020 [Member]	Dec. 31, 2010 Cablevision [Member] Senior Notes Due April 2018 And April 2020 [Member]
Line of credit information by instrument [Abstract]
Amount outstanding	$ 5,756,510,000	$ 4,718,750,000	$ 77,990,000	$ 617,010,000	$ 50,000,000	$ 69,016,000	$ 650,000,000	$ 449,259,000	$ 0	$ 324,254,000	$ 2,210,994,000	$ 3,395,000,000	$ 1,145,728,000	$ 1,157,756,000	$ 1,166,778,000	$ 1,665,855,000	$ 0	$ 4,349,112,000	$ 4,068,750,000	$ 525,000,000	$ 525,000,000	$ 125,000,000	$ 125,000,000	$ 650,000,000	$ 650,000,000	$ 0	$ 757,398,000	$ 0	$ 757,398,000	$ 0	$ 0
Maturity date																																	Dec. 15, 2018			Jul. 31, 2008	Jul. 15, 2009	Aug. 15, 2009		Apr. 01, 2011		Apr. 15, 2012		Apr. 15, 2014		Jun. 15, 2015		Feb. 28, 2018		Jul. 31, 2018		Feb. 15, 2019									Apr. 15, 2012		Sep. 15, 2017		Apr. 15, 2018		Apr. 15, 2020
Weighted average interest rate (in hundredths)			1.01%	2.51%		1.01%		2.51%		2.01%			3.51%			3.26%				10.50%		6.54%							4.50%
Letters of credit issued			58,372,000																												350,000
Credit facility amount undrawn and available to be drawn			659,081,000																												74,650,000
Outstanding credit commitments extended			20,000,000	820,000,000		4,786,000		480,000,000								1,678,000,000
Maximum credit borrowing capacity				1,000,000,000				650,000,000								2,200,000,000													765,000,000		75,000,000
Extension fee payment per annum, minimum (in hundredths)				2.00%				2.00%
Extension fee payment per annum, maximum (in hundredths)				2.50%				2.50%
Aggregate amount of revolving credit commitments due to lenders who agreed to provide increased revolving credit commitments				412,000,000
Extension fee payment per annum (in hundredths)													1.50%			1.25%
Line of credit maturity date			February 24, 2012	March 31, 2015		February 24, 2012		March 31, 2015		March 29, 2013			March 29, 2016			March 29, 2016				August 1, 2013		August 1, 2013							December 14, 2017		December 14, 2015
Line of Credit Facility, Frequency of Payments						Quarterly		Quarterly		Quarterly			Quarterly			Quarterly
Loan payment amount due through March 2012								12,142,000		851,000
Loan payment amount due from June 2012 through March 2013								18,213,000		80,000,000
Loan payment amount due from June 2013 through March 2014								24,284,000
Loan payment amount due from June 2014 through March 2015								54,640,000
Deferred financing cost incurred													1,867,000												1,621,000		20,542,000						5,553,000											16,434,000								10,832,000											19,021,000						26,481,000
Term A-1 loan facility quarterly payment amount in 2011						17,254,000
Line of Credit Facility, Periodic Payment													3,007,000			4,196,000
Line of Credit Facility, Final Payment													1,085,585,000			1,581,933,000
Prepayment of Term B loan facility utilizing funds from the increased revolver commitments										200,000,000
Loan amendment fee on loan commitments (in hundredths)													0.05%							0.25%		0.25%
Additional revolver borrowings during period				395,000,000
Bresnan Cable equity contributions made with additional revolver borrowings																																395,000,000
Principal financial covenants for the Restricted Group credit facility [Abstract]
Maximum total leverage to cash flow			4.5	4.5		4.5		4.5		5.0			5.0			5.0
Maximum senior secured leverage to cash flow			3.0	3.0		3.0		3.0		4.5			4.5			4.5
Minimum ratio of cash flow to interest			2.0 to 1	2.0 to 1		2.0 to 1		2.0 to 1		n/a			n/a			n/a
Minimum ratio of cash flow less cash taxes to total debt			1.5 to 1	1.5 to 1		1.5 to 1		1.5 to 1		n/a			n/a			n/a
Debt covenants																								No mandatory prepayments are required prior to July 29, 2011, and the amount of prepayments thereafter are limited to $105,000 in the aggregate prior to July 29, 2012 and $140,000 in the aggregate prior to the maturity date. Optional prepayments are also permitted, subject to specified prepayment premiums. The principal financial covenant for the senior secured credit facility is a minimum liquidity test of $25,000, which is tested bi-annually on June 30 and December 31. The senior secured credit facility also contains other affirmative and negative covenants, subject to certain exceptions, including limitations on indebtedness (other than permitted senior indebtedness (as defined) not exceeding $50,000 and permitted subordinated indebtedness (as defined) to be used for investments not to exceed $100,000), investments (other than investments out of excess cash flow and out of the proceeds of the Cablevision senior notes in excess of the outstanding borrowings and out of a $40,000 basket), and dividends and other restricted payments (other than in respect of management and guarantee fees and restricted payments out of excess cash flow and out of the proceeds of the Cablevision senior notes in excess of the outstanding borrowings). Certain of the covenants applicable to CSC Holdings under the Newsday LLC senior secured credit facility are similar to the covenants applicable to CSC Holdings under its outstanding senior notes. On October 28, 2009, Newsday LLC entered into an amendment to its credit facility that provides for the replacement of a 1.1 to 1 consolidated interest coverage ratio covenant with the $25,000 minimum liquidity covenant described above.			The Bresnan Credit Agreement contains customary affirmative and negative covenants and also requires Bresnan Cable to comply with the following financial covenants: (i) a maximum ratio of total indebtedness to operating cash flow of 8.00:1 decreasing to 5.00:1 on and after March 31, 2014; (ii) a minimum ratio of operating cash flow to interest expense of 2.00:1 increasing to 2.75:1 on and after March 31, 2014, and (iii) minimum liquidity of $25,000.
Commitment fee per annum, lower range (in hundredths)			0.25%
Commitment fee per annum, higher range (in hundredths)			0.50%
Senior secured facility amount																											840,000,000
Amount of credit facility available for letters of credit																															25,000,000
Amount of credit facility available for a swing loan																															5,000,000
Credit facility interest rate calculation terms																											Borrowings under the Bresnan Credit Agreement will bear interest at a floating rate, which at the option of Bresnan Cable may be either 2.0% over a floating base rate or 3.0% over an adjusted LIBOR rate, subject to a LIBOR floor of 1.50%.
Commitment fee percentage (hundredths)																											0.75%
Credit facility prepayment amount allowed between July 29, 2011 and July 28, 2012																								105,000,000
Credit facility prepayment amount allowed between July 29, 2012 and the maturity date																								140,000,000
Interest rate prior to credit facility amendment (in hundredths)																				9.75%		5.50%
Interest rate (in hundredths)																				10.50%		6.25%											8.00%			7.25%	8.125%	8.125%		7.625%		6.75%		8.50%		8.50%		7.875%		7.625%		8.625%									8.00%		8.625%		7.75%		8.00%
Credit facility term (in years)																								5
Original issue discount																													7,700,000															93,811,000								25,269,000											12,636,000
Prepayment premium (in hundredths)																											1.00%
Issuer																																	Bresnan Cable			CSC Holdings				CSC Holdings		CSC Holdings		CSC Holdings		CSC Holdings		CSC Holdings		CSC Holdings		CSC Holdings									Cablevision		Cablevision		Cablevision		Cablevision
Issued date																																	2010-12-14							2001-03		2004-04		2009-01-13		2008-06		1998-02		1998-07		2009-02-12									2004-04		2009-09-23		2010-04-15		2010-04-01
Face amount																																	250,000,000			500,000,000	500,000,000	400,000,000		1,000,000,000		500,000,000		844,000,000		500,000,000		300,000,000		500,000,000		526,000,000							500,000,000		1,000,000,000		900,000,000		750,000,000		500,000,000
Carrying Amount at December 31	5,568,193,000	5,022,600,000																															250,000,000	0						325,773,000	325,665,000	244,617,000	244,617,000	779,631,000	764,091,000	500,000,000	500,000,000	298,779,000	298,607,000	499,812,000	499,788,000	503,893,000	502,141,000	3,402,505,000	3,134,909,000						26,825,000	1,000,000,000	888,863,000	887,691,000	750,000,000	0	500,000,000	0
Senior notes, redemption features																																	At any time prior to December 15, 2013, the Company may redeem some or all of the Notes at a specified "make-whole" price plus accrued and unpaid interest to the redemption date. Beginning on or after December 15, 2013, the Company may redeem some or all of the Notes at a redemption price equal to 106% declining annually to 100% beginning on December 15, 2016.									The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.		The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.		The senior notes are redeemable, in whole or in part, at a redemption price equal to 104.250% of face value at any time on or after June 15, 2012, 102.125% on or after June 15, 2013, and 100% on or after June 15, 2014.						The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.									The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.		The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.		The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.		The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.
Gross proceeds																																												750,189,000								500,731,000											887,364,000
Total consideration amount offered per $1,000 principal amount of note																																					1,022.84	1,027.63		1,050.00		1,046.25																	1,002.50		1,105.00
Note principal amount to be purchased for the total consideration amount																																					1,000.00	1,000.00		1,000.00		1,000.00																	1,000.00		1,000.00
Tender offer consideration per $1,000 principal amount of note																																					1,000.00	1,000.00		1,020.00		1,016.25																	997.50		1,045.00
Early tender premium amount per $1,000 principal amount of note																																					22.84	27.63		30.00		30.00																	5.00		60.00
Repurchased principal amount																																					449,430,000	306,791,000		674,204,000		255,383,000																	196,269,000		973,175,000
Tender premiums recorded in loss on extinguishment of debt																																							18,726,000	33,604,000		11,809,000														110,049,000	587,000	0	490,000		102,000,000
Outstanding balance paid during the year		303,731,000																																			50,570,000	93,209,000																						303,731,000
Other transaction costs recorded in loss on extinguishment of debt																																																													3,000,000
Unamortized deferred financing cost written off																																																													5,000,000
Face value of April notes held by Newsday Holdings and redeemed by Cablevision																																																													682,000,000
Amount used to redeem outstanding debt	196,269,000																																																												758,968,000
Face amount of Cablevision debt issued to Newsday Holdings LLC																																																																	487,500,000		266,217,000
Increase in CSC Holdings equity due to the redemption of Notes in connection with the tender offer																																																													92,192,000
Long-term Debt, by Maturity [Abstract]
2011	647,696,000																																		647,696,000
2012	844,512,000																																		817,687,000
2013	903,328,000																																		903,328,000
2014	1,071,358,000																																		1,071,358,000
2015	$ 1,233,813,000																																		$ 1,233,813,000